Quarterly Financial Data (Unaudited) (Schedule of Quarterly Results) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Quarterly Financial Data [Abstract]
Lease termination charge	$ (10,197)	$ (10,197)